Note 17 - Subsequent Events	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
17.	Subsequent events

Subsequent to the year end, a total of 656,656 shares were sold under the ATM for total gross proceeds of US $0.8 million (Note 9).

In May 2022, the Company received $0.6 million in HST credits, included in other receivables (Note 6) at March 31, 2022. In June 2022, the Company received $0.7 million through the Australian R&D incentive program included in other receivables (Note 6 and 12) at March 31, 2022.